Share-based payment - Summary of Movements of Employee Share Options During The Reported Period (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares
Share-based payment
Outstanding at beginning of the year | (per share)	$ 0.13	$ 0.03	¥ 1.00
Granted during the year | (per share)	0.96	0.88	1.00
Exercised during the year | $ / shares	0.03
Forfeited before Reorganization | ¥ / shares			¥ 1.00
Share sub-division upon Reorganization | $ / shares				$ 0.03
Forfeited after Reorganization | $ / shares	0.14	0.03		0.03
Outstanding at end of the year | $ / shares	0.32	0.13		$ 0.03
Exercisable at end of the year | $ / shares	$ 0.10	$ 0.03
Outstanding at beginning of the year | ¥	26,216,268	23,481,970	4,578,933	4,578,933
Granted during the year | ¥	2,701,746	3,035,000	713,840	713,840
Exercised during the year | ¥	(11,164,880)
Forfeited before Reorganization | shares			(47,507)	(47,507)
Share sub-division upon Reorganization | shares			18,321,704	18,321,704
Forfeited after Reorganization | shares	(296,835)	(300,702)	(85,000)	(85,000)
Outstanding at end of the year | ¥	17,456,299	26,216,268	23,481,970	23,481,970
Exercisable at end of the year | ¥	10,006,742	14,897,089